Cover	Feb. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-41000
Entity Registrant Name	TG Venture Acquisition Corp.
Entity Central Index Key	0001865191
Entity Tax Identification Number	86-1985947
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1390 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94102
City Area Code	(628)
Local Phone Number	251-1369
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	TGVCU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TGVC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	TGVCW
Security Exchange Name	NASDAQ